CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows related to operating activities
Income from operations	$ 914,235	$ 547,235	$ 585,903
Adjustments for:
Depreciation of fixed assets	569,152	517,673	545,612
Amortization of intangible assets	85,462	78,392	79,754
Loss on valuation and translation of financial instruments	3,098	2,126	518
Gain on sale of spectrum licences	(330,871)
Amortization of financing costs and long-term debt discount	4,333	3,904	4,008
Deferred income taxes	134,479	(37,066)	66,253
Loss on debt refinancing	5,201	7,346	12,153
Other	7,671	6,892	6,262
Cash flows before non-cash balances	1,392,760	1,126,502	1,300,463
Net change in non-cash balances related to operating activities	(121,040)	117,591	(92,499)
Cash flows provided by operating activities	1,271,720	1,244,093	1,207,964
Cash flows related to investing activities
Additions to fixed assets	(574,339)	(666,698)	(630,076)
Additions to intangible assets	(132,254)	(125,482)	(312,062)
Proceeds from disposals of assets	619,863	3,376	4,375
Business acquisitions	(5,553)	(118,946)	(35,167)
Business disposals			7,848
Redemption (acquisition) of preferred shares of an affiliated corporation		2,090,000	(1,010,000)
Cash flows (used in) provided by investing activities	(92,283)	1,182,250	(1,975,082)
Cash flows related to financing activities
Net change in bank indebtedness	(10,118)	(1,580)	11,698
Net change under revolving credit facility, net of financing fees	(209,323)	(37,984)	244,631
Issuance of long-term debt, net of financing fees	794,580		370,130
Repayment of long-term debt	(321,028)	(10,714)	(637,083)
Settlement of hedging contracts	18,346	(4,646)	(37,131)
Issuance of capital stock			170,000
Reduction of paid-up capital			(41,000)
Dividends	(295,000)	(282,000)	(665,000)
Issuance of a loan to the parent corporation	(342,000)
(Repayment) issuance of a loan from the parent corporation		(2,090,000)	1,010,000
Other	(7)	(232)	(155)
Cash flows (used in) provided by financing activities	(364,550)	(2,427,156)	426,090
Net change in cash and cash equivalents	814,887	(813)	(341,028)
Cash and cash equivalents at the beginning of the year	961	1,774	342,802
Cash and cash equivalents at the end of the year	815,848	961	1,774
Changes in non-cash balances related to operating activities
Accounts receivable	(8,730)	(52,968)	(13,515)
Amounts receivable from and payable to affiliated corporations	(16,224)	13,296	12,017
Inventories	(3,526)	28,933	(35,139)
Prepaid expenses	(8,227)	(6,927)	(7,709)
Accounts payable, accrued charges and provisions	(25,650)	31,549	31,751
Income taxes	(58,862)	54,942	(85,072)
Stock-based compensation	1,698	1,465	57
Deferred revenues	(2,861)	38,390	(1,505)
Defined benefit plans	(2,588)	3,653	571
Other	3,930	5,258	6,045
Net change in non-cash balances related to operating activities	(121,040)	117,591	(92,499)
Non-cash investing activities
Net change in additions to fixed assets and intangible assets financed with accounts payable	22,729	(1,828)	(11,751)
Interest and taxes reflected as operating activities
Cash interest payments	152,885	154,540	150,094
Cash income tax payments (net of refunds)	$ 56,624	$ 99,544	$ 139,502